UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

Item 1.	Schedule of Investments.

GOLDMAN SACHS FOCUSED INTERNATIONAL EQUITY FUND

Schedule of Investments

January 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 94.6%
Australia – 7.1%
1,764,518	Aurizon Holdings Ltd. (Transportation)	$ 6,747,372
918,123	Computershare Ltd. (Software & Services)	8,249,319

		14,996,691

Belgium – 3.2%
49,491	Solvay SA (Materials)	6,766,240

France – 14.4%
90,678	Publicis Groupe SA (Media)	6,775,228
350,703	Rexel SA (Capital Goods)	6,552,441
100,946	Safran SA (Capital Goods)	6,722,992
70,048	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)	6,454,216
99,387	Societe Generale SA (Banks)	3,991,020

		30,495,897

Germany – 6.2%
46,074	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	6,636,105
73,394	Beiersdorf AG (Household & Personal Products)	6,441,877

		13,077,982

Ireland – 3.4%
13,591,144	Bank of Ireland (Banks)*	4,080,972
821,772	C&C Group PLC (Food, Beverage & Tobacco)	3,203,107

		7,284,079

Italy – 3.8%
309,445	Banco Popolare SC (Banks)*	3,905,138
1,447,058	Intesa Sanpaolo SpA (Banks)	4,231,577

		8,136,715

Japan – 15.9%
237,400	Credit Saison Co. Ltd. (Diversified Financials)	3,999,336
506,100	Isuzu Motors Ltd. (Automobiles & Components)	6,737,461
294,000	Kubota Corp. (Capital Goods)	4,364,548
1,288,100	Mitsubishi UFJ Financial Group, Inc. (Banks)	6,845,311
64,000	Nidec Corp. (Capital Goods)	4,355,069
1,193,000	Sumitomo Osaka Cement Co. Ltd. (Materials)	3,469,066
634,200	Tokyu Fudosan Holdings Corp. (Real Estate)	3,930,822

		33,701,613

Netherlands – 2.0%
137,442	Royal Dutch Shell PLC Class A (Energy)	4,188,621

Shares	Description	Value
Common Stocks – (continued)
South Korea – 4.7%
145,128	Hana Financial Group, Inc. (Banks)	$ 4,242,201
135,136	Kia Motors Corp. (Automobiles & Components)	5,647,613

		9,889,814

Spain – 5.0%
915,853	Banco Popular Espanol SA (Banks)	3,871,272
3,473	Banco Popular Espanol SA (Banks)*	14,680
971,269	Iberdrola SA (Utilities)	6,704,117

		10,590,069

Sweden – 4.1%
355,000	Telefonaktiebolaget LM Ericsson Class B (Technology Hardware & Equipment)	4,304,111
372,020	Volvo AB Class B (Capital Goods)	4,355,329

		8,659,440

Switzerland – 9.6%
34,186	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	3,331,521
19,551	Syngenta AG (Registered) (Materials)	6,368,422
245,235	UBS Group AG (Diversified Financials)*	4,110,397
110,641	Wolseley PLC (Capital Goods)	6,413,315

		20,223,655

Taiwan – 3.0%
414,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	6,294,970

United Kingdom – 12.2%
645,010	BG Group PLC (Energy)	8,603,057
1,037,301	Melrose Industries PLC (Capital Goods)	4,129,196
79,498	Reckitt Benckiser Group PLC (Household & Personal Products)	6,728,302
1,796,931	Vodafone Group PLC (Telecommunication Services)	6,318,872

		25,779,427

TOTAL COMMON STOCKS		$200,085,213

GOLDMAN SACHS FOCUSED INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

Shares	Description	Value
Exchange Traded Fund – 2.1%
United States – 2.1%
381,893	iShares MSCI Japan Fund	$ 4,387,951

TOTAL INVESTMENTS – 96.7%		$204,473,164

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.3%		6,995,673

NET ASSETS – 100.0%		$211,468,837

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS FOCUSED INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$231,383,075

Gross unrealized gain	3,659,947
Gross unrealized loss	(30,569,858)

Net unrealized security loss	$(26,909,911)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND

Schedule of Investments

January 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 94.4%
Australia – 5.3%
440,177	Aveo Group (Real Estate)	$ 776,215
150,700	Boral Ltd. (Materials)	652,251
30,042	Caltex Australia Ltd. (Energy)	777,495
181,465	Computershare Ltd. (Software & Services)	1,630,460
439,504	Echo Entertainment Group Ltd. (Consumer Services)	1,373,264
100,693	GrainCorp Ltd. Class A (Food, Beverage & Tobacco)	695,040
300,402	Macquarie Atlas Roads Group (Transportation)	685,116
163,918	Navitas Ltd. (Consumer Services)	677,298
35,724	Seek Ltd. (Commercial & Professional Services)	491,651
23,254	Sirtex Medical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	484,844
140,173	Super Retail Group Ltd. (Retailing)	946,033
192,661	Treasury Wine Estates Ltd. (Food, Beverage & Tobacco)	732,465
201,407	Veda Group Ltd. (Commercial & Professional Services)	358,428

		10,280,560

Belgium – 1.3%
35,997	bpost SA (Transportation)	947,224
16,515	Cie d’Entreprises CFE (Capital Goods)	1,572,558

		2,519,782

Canada – 7.3%
42,233	Aimia, Inc. (Media)	453,007
127,233	Alamos Gold, Inc. (Materials)	678,870
21,330	Algonquin Power & Utilities Corp. (Utilities)	169,874
11,838	Amaya, Inc. (Consumer Services)*	306,687
296,593	B2Gold Corp. (Materials)*	583,523
3,520	Boardwalk Real Estate Investment Trust (REIT)	169,892
20,583	Bonterra Energy Corp. (Energy)	643,877
19,696	Canadian Solar, Inc. (Semiconductors & Semiconductor Equipment)*	401,601
25,702	Canadian Western Bank (Banks)	521,241
6,399	CCL Industries, Inc. Class B (Materials)	661,453
81,587	Celestica, Inc. (Technology Hardware & Equipment)*	914,298
9,172	Cogeco Cable, Inc. (Media)	526,919
55,777	Element Financial Corp. (Diversified Financials)*	592,578
67,402	Enerflex Ltd. (Energy)	848,691
10,985	FirstService Corp. (Real Estate)	577,908
15,038	Home Capital Group, Inc. (Banks)	497,046
11,731	Laurentian Bank of Canada (Banks)	432,146

Shares	Description	Value
Common Stocks – (continued)
Canada – (continued)
4,255	MacDonald Dettwiler & Associates Ltd. (Capital Goods)	$ 312,553
12,371	Maple Leaf Foods, Inc. (Food, Beverage & Tobacco)	198,411
12,265	Methanex Corp. (Materials)	542,065
44,899	Mullen Group Ltd. (Energy)	720,462
31,674	Northland Power, Inc. (Utilities)	426,242
13,438	Parkland Fuel Corp. (Energy)	231,493
15,678	Progressive Waste Solutions Ltd. (Commercial & Professional Services)	447,379
11,518	ShawCor Ltd. (Energy)	316,344
28,368	Stantec, Inc. (Commercial & Professional Services)	697,647
114,649	Surge Energy, Inc. (Energy)	231,878
43,193	Veresen, Inc. (Energy)	549,643
19,730	Westjet Airlines Ltd. (Transportation)	473,880

		14,127,608

China – 2.1%
9,374	Ctrip.com International Ltd. ADR (Retailing)*	445,781
1,339,000	FIH Mobile Ltd. (Technology Hardware & Equipment)*	595,652
1,102,000	Fufeng Group Ltd. (Materials)	556,722
25,158	Hollysys Automation Technologies Ltd. (Technology Hardware & Equipment)*	633,730
216,500	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H (Pharmaceuticals, Biotechnology & Life Sciences)	781,445
584,000	Shanghai Fudan Microelectronics Group Co. Ltd. Class H (Semiconductors & Semiconductor Equipment)	418,849
20,146	TAL Education Group ADR (Consumer Services)*	624,727

		4,056,906

Denmark – 0.3%
25,894	GN Store Nord A/S (Health Care Equipment & Services)	580,490

France – 7.1%
21,094	Cap Gemini SA (Software & Services)	1,531,005
114,095	Coface SA (Diversified Financials)*	1,391,780
15,136	Eramet (Materials)*	1,212,190
17,601	Ingenico (Technology Hardware & Equipment)	1,840,058
22,909	Ipsen SA (Pharmaceuticals, Biotechnology & Life Sciences)	1,165,941
31,319	JCDecaux SA (Media)	1,126,879
53,194	Klepierre (REIT)	2,503,199
47,595	Nexity SA (Real Estate)	1,874,087
60,016	UBISOFT Entertainment (Software & Services)*	1,204,724

		13,849,863

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Germany – 5.3%
42,645	Brenntag AG (Capital Goods)	$ 2,321,388
27,314	GEA Group AG (Capital Goods)	1,234,603
41,112	Gerry Weber International AG (Consumer Durables & Apparel)	1,583,981
32,424	GfK SE (Media)	1,291,895
50,928	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	570,742
21,584	Leoni AG (Automobiles & Components)	1,346,539
39,072	Salzgitter AG (Materials)	1,065,135
12,614	Symrise AG (Materials)	825,623

		10,239,906

Hong Kong – 0.3%
600,000	Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	599,394

Ireland – 1.1%
503,556	Beazley PLC (Insurance)	2,181,699

Italy – 2.9%
72,926	Buzzi Unicem SpA (Materials)	895,276
16,858	Ei Towers SpA (Technology Hardware & Equipment)*	836,465
83,685	MARR SpA (Food & Staples Retailing)	1,462,458
41,987	Moncler SpA (Consumer Durables & Apparel)	623,690
260,569	Unione di Banche Italiane SCpA (Banks)	1,792,274

		5,610,163

Japan – 19.8%
19,800	ABC-Mart, Inc. (Retailing)	987,684
31,200	Asahi Intecc Co. Ltd. (Health Care Equipment & Services)	1,653,572
79,200	Asics Corp. (Consumer Durables & Apparel)	1,943,518
24,600	Azbil Corp. (Technology Hardware & Equipment)	611,234
169,200	Daibiru Corp. (Real Estate)	1,488,708
122,500	Daicel Corp. (Materials)	1,523,060
378,000	Denki Kagaku Kogyo KK (Materials)	1,489,364
11,800	Disco Corp. (Semiconductors & Semiconductor Equipment)	1,081,039
69,500	Eiken Chemical Co. Ltd. (Health Care Equipment & Services)	1,079,705
96,100	en-japan, Inc. (Commercial & Professional Services)	1,396,263
41,000	FP Corp. (Materials)	1,430,943
41,100	Fuji Seal International, Inc. (Materials)	1,313,250

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
26,300	HIS Co. Ltd. (Consumer Services)	$ 901,813
96,000	Iwatani Corp. (Capital Goods)	619,766
137,500	J. Front Retailing Co. Ltd. (Retailing)	1,752,194
109,000	M3, Inc. (Health Care Equipment & Services)	2,192,615
114,000	Makino Milling Machine Co. Ltd. (Capital Goods)	979,548
28,900	MISUMI Group, Inc. (Capital Goods)	1,079,514
207,000	Mitsui Chemicals, Inc. (Materials)	605,676
25,300	Obic Co. Ltd. (Software & Services)	848,682
23,100	Otsuka Corp. (Software & Services)	797,593
25,300	Oyo Corp. (Commercial & Professional Services)	370,513
163,300	Pocket Card Co. Ltd. (Diversified Financials)	726,309
272,000	Sankyu, Inc. (Transportation)	1,088,128
215,000	SCREEN Holdings Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,276,745
60,000	Ship Healthcare Holdings, Inc. (Health Care Equipment & Services)	1,489,038
57,500	Start Today Co. Ltd. (Retailing)	1,162,262
238,000	Takuma Co. Ltd. (Capital Goods)	1,677,685
141,000	The 77 Bank Ltd. (Banks)	779,794
216,000	The Hokkoku Bank Ltd. (Banks)	689,149
523,000	The Nishi-Nippon City Bank Ltd. (Banks)	1,698,368
122,700	Tosei Corp. (Real Estate)	749,165
41,100	Tv Tokyo Holdings Corp. (Media)	899,424

		38,382,321

Luxembourg – 0.7%
429,681	Regus PLC (Commercial & Professional Services)	1,306,361

Netherlands – 1.3%
73,627	Delta Lloyd NV (Insurance)	1,391,086
104,689	USG People NV (Commercial & Professional Services)	1,206,501

		2,597,587

New Zealand – 0.5%
149,819	Fletcher Building Ltd. (Materials)	906,927

Portugal – 1.2%
160,660	CTT-Correios de Portugal SA (Transportation)	1,690,422
205,420	REN - Redes Energeticas Nacionais SGPS SA (Utilities)	582,538

		2,272,960

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Singapore – 0.2%
4,381,000	SIIC Environment Holdings Ltd. (Utilities)*	$ 455,465

South Africa – 0.4%
42,023	Mondi PLC (Materials)	749,642

South Korea – 3.6%
3,339	CJ CheilJedang Corp. (Food, Beverage & Tobacco)*	1,069,789
3,304	CJ Korea Express Co. Ltd. (Transportation)*	578,643
15,597	Grand Korea Leisure Co. Ltd. (Consumer Services)	567,580
54,341	Hanjin Kal Corp. (Transportation)*	1,609,392
25,161	KONA I Co. Ltd. (Technology Hardware & Equipment)	784,257
53,541	LiHOM-CUCHEN Co. Ltd. (Consumer Durables & Apparel)*	583,562
13,469	OCI Materials Co. Ltd. (Materials)*	791,272
27,465	Soulbrain Co. Ltd. (Materials)*	910,671

		6,895,166

Spain – 1.4%
34,697	Enagas SA (Utilities)	1,098,769
39,520	Tecnicas Reunidas SA (Energy)	1,536,832

		2,635,601

Sweden – 1.4%
154,133	Com Hem Holding AB (Telecommunication Services)*	1,191,664
37,335	Indutrade AB (Capital Goods)	1,519,602

		2,711,266

Switzerland – 6.3%
10,700	Actelion Ltd. (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	1,181,928
23,333	Aryzta AG (Food, Beverage & Tobacco)*	1,749,262
391	Chocoladefabriken Lindt & Sprungli AG (Food, Beverage & Tobacco)	2,035,167
70,289	Gategroup Holding AG (Commercial & Professional Services)*	1,950,868
2,942	Geberit AG (Registered) (Capital Goods)	1,005,118
27,663	Implenia AG (Registered) (Capital Goods)*	1,513,060
67,248	Julius Baer Group Ltd. (Diversified Financials)*	2,735,927

		12,171,330

Taiwan – 0.9%
590,000	Chipbond Technology Corp. (Semiconductors & Semiconductor Equipment)	1,205,984

Shares	Description	Value
Common Stocks – (continued)
Taiwan – (continued)
60,120	Eclat Textile Co. Ltd. (Consumer Durables & Apparel)	$ 622,382

		1,828,366

United Kingdom – 23.4%
195,807	Alent PLC (Materials)	1,075,335
306,706	Ashmore Group PLC (Diversified Financials)	1,290,721
89,203	Ashtead Group PLC (Capital Goods)	1,451,557
43,923	Bellway PLC (Consumer Durables & Apparel)	1,202,415
221,583	Big Yellow Group PLC (REIT)	2,034,525
207,741	Bodycote PLC (Capital Goods)	2,124,263
161,835	BTG PLC (Pharmaceuticals, Biotechnology & Life Sciences)*	1,922,789
381,448	Cairn Energy PLC (Energy)*	1,099,335
60,997	Close Brothers Group PLC (Diversified Financials)	1,391,894
95,535	Drax Group PLC (Utilities)	518,369
537,837	Foxtons Group PLC (Real Estate)	1,549,441
162,086	Greene King PLC (Consumer Services)	2,047,907
179,393	Halma PLC (Technology Hardware & Equipment)	1,877,100
763,775	Hays PLC (Commercial & Professional Services)	1,779,741
223,007	Inchcape PLC (Retailing)	2,329,510
316,820	Jupiter Fund Management PLC (Diversified Financials)	1,802,170
843,982	Londonmetric Property PLC (REIT)	2,027,573
447,553	Melrose Industries PLC (Capital Goods)	1,781,580
92,420	Persimmon PLC (Consumer Durables & Apparel)*	2,212,436
172,952	Rexam PLC (Materials)	1,105,210
618,693	SIG PLC (Capital Goods)	1,715,828
237,837	Smart Metering Systems PLC (Technology Hardware & Equipment)	1,237,685
43,112	Spirax-Sarco Engineering PLC (Capital Goods)	1,978,767
288,083	Spire Healthcare Group PLC (Health Care Equipment & Services)*(a)	1,390,303
198,546	St. James’s Place PLC (Insurance)	2,554,462
303,764	The Unite Group PLC (Real Estate)	2,241,436
54,061	Victrex PLC (Materials)	1,671,206

		45,413,558

United States – 0.3%
47,779	Tahoe Resources, Inc. (Materials)	651,993

TOTAL COMMON STOCKS		$183,024,914

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

Shares	Description	Value
Preferred Stock – 0.5%
Germany – 0.5%
7,858	Sartorius AG (Health Care Equipment & Services)	$ 1,007,344

Exchange Traded Fund – 0.6%
United States – 0.6%
27,007	iShares MSCI Israel Capped Fund	$ 1,246,913

TOTAL INVESTMENTS – 95.5%		$185,279,171

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.5%		8,661,395

NET ASSETS – 100.0%		$193,940,566

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $1,390,303, which represents approximately 0.7% of net assets as of January 31, 2015.

Investment Abbreviations:
ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2015, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

MSCI Singapore Index	16	February 2015	$899,350	$(4,820)

TAX INFORMATION — At January 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$191,638,902

Gross unrealized gain	11,802,538
Gross unrealized loss	(18,162,269)

Net unrealized security loss	$(6,359,731)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments

January 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 89.0%
Australia – 5.4%
253,805	Aurizon Holdings Ltd. (Transportation)	$ 970,529
40,345	Australia & New Zealand Banking Group Ltd. (Banks)	1,029,907
153,387	Computershare Ltd. (Software & Services)	1,378,180

		3,378,616

Belgium – 4.4%
15,818	Anheuser-Busch InBev NV (Food, Beverage & Tobacco)	1,929,261
6,105	Solvay SA (Materials)	834,655

		2,763,916

China – 0.8%
110,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)	501,221

Denmark – 2.5%
34,784	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	1,550,347

France – 10.3%
4,153	Air Liquide SA-Prime De Fidelite (Materials)*	523,563
16,907	Klepierre (REIT)	795,608
25,822	Rexel SA (Capital Goods)	482,451
16,974	Safran SA (Capital Goods)	1,130,466
11,141	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)	1,026,531
26,323	Societe Generale SA (Banks)	1,057,036
27,669	Total SA (Energy)	1,420,267

		6,435,922

Germany – 7.1%
7,265	Adidas AG (Consumer Durables & Apparel)	499,885
9,582	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	1,380,109
14,522	Beiersdorf AG (Household & Personal Products)	1,274,613
14,505	GEA Group AG (Capital Goods)	655,631
5,022	Leoni AG (Automobiles & Components)	313,303
6,219	Rocket Internet AG (Software & Services)*(a)	325,243

		4,448,784

India – 1.3%
43,732	Thermax Ltd. (Capital Goods)	808,620

Ireland – 3.5%
2,127,469	Bank of Ireland (Banks)*	638,809
13,576	Kerry Group PLC Class A (Food, Beverage & Tobacco)	983,910
7,348	Shire PLC (Pharmaceuticals, Biotechnology & Life Sciences)	536,315

		2,159,034

Shares	Description	Value
Common Stocks – (continued)
Italy – 2.6%
42,394	Banco Popolare SC (Banks)*	$ 535,004
383,339	Intesa Sanpaolo SpA (Banks)	1,120,984

		1,655,988

Japan – 15.8%
36,600	Credit Saison Co. Ltd. (Diversified Financials)	616,578
5,500	Disco Corp. (Semiconductors & Semiconductor Equipment)	503,874
34,200	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	931,493
11,400	KDDI Corp. (Telecommunication Services)	804,714
49,000	Kubota Corp. (Capital Goods)	727,425
289,700	Mitsubishi UFJ Financial Group, Inc. (Banks)	1,539,544
20,500	Nidec Corp. (Capital Goods)	1,394,983
18,400	Pola Orbis Holdings, Inc. (Household & Personal Products)	783,554
134,000	Sumitomo Osaka Cement Co. Ltd. (Materials)	389,652
129,900	Tokyu Fudosan Holdings Corp. (Real Estate)	805,131
49,600	Unicharm Corp. (Household & Personal Products)	1,366,664

		9,863,612

Netherlands – 1.6%
136,585	Aegon NV (Insurance)	973,423

Russia – 0.8%
3,099	OJSC Magnit (Food & Staples Retailing)*	474,239

Singapore – 0.9%
38,305	DBS Group Holdings Ltd. (Banks)	558,473

South Korea – 2.2%
19,346	Hana Financial Group, Inc. (Banks)	565,498
18,753	Kia Motors Corp. (Automobiles & Components)	783,727

		1,349,225

Spain – 4.1%
95,011	Banco Bilbao Vizcaya Argentaria SA (Banks)	811,618
650	Banco Popular Espanol SA (Banks)*	2,748
153,520	Banco Popular Espanol SA (Banks)	648,922
159,459	Iberdrola SA (Utilities)	1,100,655

		2,563,943

Sweden – 5.2%
22,101	Hennes & Mauritz AB Class B (Retailing)	909,164

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Sweden – (continued)
29,379	Svenska Cellulosa AB SCA Class B (Household & Personal Products)	$ 708,155
83,469	Telefonaktiebolaget LM Ericsson Class B (Technology Hardware & Equipment)	1,012,000
55,427	Volvo AB Class B (Capital Goods)	648,897

		3,278,216

Switzerland – 10.0%
24,750	Credit Suisse Group AG (Registered) (Diversified Financials)*	521,132
13,472	Julius Baer Group Ltd. (Diversified Financials)*	548,096
20,793	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	2,026,336
3,231	Syngenta AG (Registered) (Materials)	1,052,446
61,346	UBS Group AG (Diversified Financials)*	1,028,224
18,937	Wolseley PLC (Capital Goods)	1,097,685

		6,273,919

Taiwan – 1.4%
59,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	897,109

United Kingdom – 9.1%
136,158	Aviva PLC (Insurance)	1,080,262
71,340	BG Group PLC (Energy)	951,523
163,363	ITV PLC (Media)	540,653
58,717	Just Eat PLC (Software & Services)*	315,287
20,195	Rio Tinto PLC (Materials)	887,429
544,244	Vodafone Group PLC (Telecommunication Services)	1,913,823

		5,688,977

TOTAL COMMON STOCKS		$55,623,584

Preferred Stock – 1.2%
Germany – 1.2%
3,199	Volkswagen AG (Automobiles & Components)	$ 713,658

Exchange Traded Funds – 6.4%
United States – 6.4%
15,457	iShares MSCI EAFE Fund	$ 946,123
265,874	iShares MSCI Japan Fund	3,054,893

TOTAL EXCHANGE TRADED FUNDS		$ 4,001,016

TOTAL INVESTMENTS – 96.6%		$60,338,258

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.4%		2,134,769

NET ASSETS – 100.0%		$62,473,027

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $325,243, which represents approximately 0.5% of net assets as of January 31, 2015.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$62,356,910

Gross unrealized gain	4,644,647
Gross unrealized loss	(6,663,299)

Net unrealized security loss	$(2,018,652)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management International (“GSAMI”)’s assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAMI day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAMI regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or it is believed by the investment adviser to not represent fair value, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Funds enter into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures contracts, are valued at the last sale or the settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

B. Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAMI believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAMI, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of January 31, 2015:

FOCUSED INTERNATIONAL EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$49,886,397	$—
Australia and Oceania	—	14,996,691	—
Europe	—	135,202,125	—
North America	4,387,951	—	—
Total	$4,387,951	$200,085,213	$—

INTERNATIONAL SMALL CAP

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$749,642	$—
Asia	1,704,238	50,513,380	—
Australia and Oceania		11,187,487	—
Europe		105,097,910	—
North America	16,026,514	—	—
Total	$17,730,752	$167,548,419	$—

Derivative Type
Liabilities(b)
Futures Contracts	$(4,820)	$—	$—

STRATEGIC INTERNATIONAL EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$14,452,499	$—
Australia and Oceania	—	3,378,616	—
Europe	—	38,506,127	—
North America	4,001,016	—	—
Total	$4,001,016	$56,337,242	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange traded fund (“ETF”), a Fund will directly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Issuer Concentration Risk — The Focused International Equity Fund intends to invest in a relatively small number of issuers. As a result, it may be subject to greater risks than a fund that invests in a greater number of issuers. A change in the value of any single investment held by the Fund may affect the overall value of the Fund more than it would affect a mutual fund that holds more investments. In particular, the Fund may be more susceptible to adverse developments affecting any single issuer in the Fund and may be susceptible to greater losses because of these developments.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that a Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date March 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date March 30, 2015

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date March 30, 2015

*	Print the name and title of each signing officer under his or her signature.